Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 21, 2017
Registrant Name	dei_EntityRegistrantName	PUTNAM VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000822671
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PVT
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2017
Prospectus Date	rr_ProspectusDate	Apr. 30, 2016
Putnam VT Capital Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ending 12/31/15)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of March 31, 2017, the Russell 2500 Index (an unmanaged index of 2,500 small and midsize companies in the Russell 3000 Index) replaced the Russell 2000 Index (an unmanaged index of 2,000 small companies in the Russell 3000 Index) as the benchmark for this fund because, in Putnam Investment Management, LLC’s opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	As of March 31, 2017, the Russell 2500 Index (an unmanaged index of 2,500 small and midsize companies in the Russell 3000 Index) replaced the Russell 2000 Index (an unmanaged index of 2,000 small companies in the Russell 3000 Index) as the benchmark for this fund because, in Putnam Investment Management, LLC’s opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the Russell 2000 Index for the one-, five-, and ten-year periods ended on December 31, 2015 were -4.41%, 9.19%, and 6.80%, respectively.
Putnam VT Capital Opportunities Fund | Class IA
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.37%)
5 Years	rr_AverageAnnualReturnYear05	7.59%
10 Years	rr_AverageAnnualReturnYear10	6.41%
Putnam VT Capital Opportunities Fund | Class IB
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.61%)
5 Years	rr_AverageAnnualReturnYear05	7.33%
10 Years	rr_AverageAnnualReturnYear10	6.14%
Putnam VT Capital Opportunities Fund | Russell 2500 Index (no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.90%)	[1]
5 Years	rr_AverageAnnualReturnYear05	10.32%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.56%	[1]

[1]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.